Financial Advisory Services (Details) - USD ($)									12 Months Ended
	Mar. 08, 2022	Feb. 07, 2022	Dec. 07, 2021	Oct. 01, 2021	Sep. 08, 2021	Aug. 25, 2021	May 27, 2021	May 24, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					22,600,000	2,488,530	5,600,000
Stock Issued During Period, Value, Issued for Services			$ 1,200,000	$ 12,800,000		$ 456,000		$ 795,000	$ 2,413,000	$ 764,000
Warrant, Outstanding				850,000	11,299,000
Exercise Price of Warrants				$ 6.00	$ 9.50
Warrant Term				3 years	5 years
Warrant [Member]
Subsequent Event [Line Items]
Warrant, Outstanding											19,558,539
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	850,000	100,000
Stock Issued During Period, Value, Issued for Services		$ 200,000
Subsequent Event [Member] | $4 warrant
Subsequent Event [Line Items]
Warrant, Outstanding		100,000
Exercise Price of Warrants		$ 4.00
Subsequent Event [Member] | $5 warrant
Subsequent Event [Line Items]
Warrant, Outstanding		100,000
Exercise Price of Warrants		$ 5.00
Subsequent Event [Member] | $6 warrant
Subsequent Event [Line Items]
Warrant, Outstanding		100,000
Exercise Price of Warrants		$ 6.00
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrant Term		5 years